INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:-	INTANGIBLE ASSETS, NET

a.	Composition of intangible assets, grouped by major classifications, is as follows:

	December 31,
	2014	2013
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421
Backlog	432	432

	50,823	50,823
Accumulated amortization:

Technology	23,299	18,321
Customer relationships	2,795	2,133
Marketing rights and patents	1,327	1,107
Backlog	432	432

	27,853	21,993

	$22,970	$28,830

    b.       Amortization expenses amounted to $ 5,860, $ 8,397 and $ 10,118 for the years ended December 31, 2014, 2013 and 2012, respectively.

c.	Estimated amortization expenses for the following years is as follows:

Year ending December 31,

2015	$5,816
2016	5,771
2017	5,674
2018	3,275
2019	911
2020 and thereafter	1,523

$22,970